Significant accounting estimates and assumptions (Details)	12 Months Ended
Aug. 31, 2022 CAD ($)
Significant accounting estimates and assumptions
Period of projected cash inflows	5 years
Impairment of goodwill	$ 0
Post tax discount rate	27.00%
Long term growth rate	2.00%